Trade and other receivables - Narrative (Details) - ZAR (R) R in Thousands	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of credit risk exposure [line items]
Trade and other receivables	R (376,475)	R (286,406)
Trade receivables
Disclosure of credit risk exposure [line items]
Trade receivables pledged as security	R 26,200	R 17,900
Trade and other receivables | Credit risk | Two largest debtors
Disclosure of credit risk exposure [line items]
Expected credit loss rate	16.00%
Trade and other receivables | Credit risk | Largest debtor
Disclosure of credit risk exposure [line items]
Expected credit loss rate		11.00%
Provision for impairment
Disclosure of credit risk exposure [line items]
Trade and other receivables	R 43,768	R 20,694	R 13,346
IFRS 9 | Increase on initial application of IFRS 9 | Provision for impairment
Disclosure of credit risk exposure [line items]
Trade and other receivables		R 3,171